INCOME TAX EXPENSES	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES

12. INCOME TAX EXPENSES

The Company is subject to taxes in the jurisdictions in which it operates, as follows:

Dubai

On January 16, 2023, the Ministry of Finance introduced a 9% federal corporate tax regime for the first time in the UAE to be applied on the adjusted accounting net profits of a business above AED 375,000, which came into effect on June 1, 2023. Vantage Dubai is not currently subject to corporate income tax in the UAE as its net profits do not currently meet the AED 375,000 threshold.

Singapore

Vantage Shipbrokers Pte. Ltd. is operating in Singapore and is subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The income tax provision consists of the following components:

	For the Years Ended March 31,
	2023	2024	2025
	US$	US$	US$

Current income tax	1,229,043	1,051,644	853,048
Over provision of current taxation in respect of prior year	(68,478)	(5,508)	(26,782)
Deferred income tax	(800)	(625)	(340)
	1,159,765	1,045,511	825,926

The reconciliation of total income tax rate to the effective income tax rate based on income before income taxes for the years ended Mar 31, 2023, 2024 and 2025 are as follows:

	For the Years Ended March 31,
	2023	2024	2025
	US$	US$	US$

Income before tax expenses:	7,021,321	5,999,995	4,668,811

Tax at the domestic income tax rate	1,193,625	1,019,999	793,698
Tax effect of expenses that are not deductible in determining taxable profit	26,172	26,989	51,953
Non-taxable income	(11,340)	(26,850)	(21,389)
Current year loss for which deferred tax asset is not recognized	-	19,080	-
Tax exemption	(12,685)	(12,959)	(15,052)
Overprovision current taxation in respect of prior year	(68,478)	(5,508)	(26,782)
Under/(Over) provision of deferred tax assets for prior year	226	(102)	-
Change in valuation allowance	-	-	43,498
Others	32,245	24,862	-
	1,159,765	1,045,511	825,926

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS